American Funds Insurance Series - Portfolio Series®
American Funds Global Growth Portfolio
Investment portfolio
March 31, 2019
unaudited
Growth funds 70.06%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	446,735	$ 13,322
American Funds Insurance Series - New World Fund, Class 1	368,575	8,883
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	177,738	4,452
American Funds Insurance Series - Growth Fund, Class 1	55,933	4,439
Total growth funds (cost: $28,737,000)		31,096
Growth-and-income funds 30.02%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	910,005	13,322
Total growth-and-income funds (cost: $12,940,000)		13,322
Total investment securities 100.08% (cost: $41,677,000)		44,418
Other assets less liabilities (0.08)%		(34)
Net assets 100.00%		$44,384
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Growth funds 70.06%
American Funds Insurance Series - Global Growth Fund, Class 1	414,266	47,004	14,535	446,735	$ (23)	$ 1,763	$ —	$ 13,322
American Funds Insurance Series - New World Fund, Class 1	338,771	40,393	10,589	368,575	7	1,090	—	8,883
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	163,807	18,236	4,305	177,738	(15)	567	—	4,452
American Funds Insurance Series - Growth Fund, Class 1	51,065	6,176	1,308	55,933	(4)	492	—	4,439
								31,096
Growth-and-income funds 30.02%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	819,083	109,921	18,999	910,005	(10)	1,377	—	13,322
Total 100.08%					$(45)	$5,289	$—	$44,418
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 10

American Funds Growth and Income Portfolio
Investment portfolio
March 31, 2019
unaudited
Growth funds 14.95%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	366,237	$ 29,064
Total growth funds (cost: $26,226,000)		29,064
Growth-and-income funds 29.90%
American Funds Insurance Series - Growth-Income Fund, Class 1	760,332	38,792
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,320,748	19,336
Total growth-and-income funds (cost: $54,143,000)		58,128
Equity-income and Balanced funds 25.09%
American Funds Insurance - Capital Income Builder, Series 1	4,839,173	48,779
Total equity-income and balanced funds (cost: $47,690,000)		48,779
Fixed income funds 30.14%
American Funds Insurance Series - Bond Fund, Class 1	3,607,955	39,110
American Funds Insurance Series - Global Bond Fund, Class 1	1,664,763	19,495
Total fixed income funds (cost: $58,513,000)		58,605
Total investment securities 100.08% (cost: $186,572,000)		194,576
Other assets less liabilities (0.08)%		(152)
Net assets 100.00%		$194,424
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Growth funds 14.95%
American Funds Insurance Series - Growth Fund, Class 1	357,569	16,998	8,330	366,237	$ (14)	$ 3,410	$ —	$ 29,064
Growth-and-income funds 29.90%
American Funds Insurance Series - Growth-Income Fund, Class 1	735,529	34,507	9,704	760,332	(23)	4,237	—	38,792
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,267,630	84,961	31,843	1,320,748	(69)	2,182	—	19,336
								58,128
Equity-income and Balanced funds 25.09%
American Funds Insurance Series - Capital Income Builder, Class 1	4,458,865	448,256	67,948	4,839,173	(18)	3,312	379	48,779
Fixed income funds 30.14%
American Funds Insurance Series - Bond Fund, Class 1	3,282,224	397,859	72,128	3,607,955	(22)	1,316	—	39,110
American Funds Insurance Series - Global Bond Fund, Class 1	1,528,939	160,800	24,976	1,664,763	(8)	468	—	19,495
								58,605
Total 100.08%					$(154)	$14,925	$379	$194,576
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 10

American Funds Managed Risk Growth Portfolio
Investment portfolio
March 31, 2019
unaudited
Growth funds 45.46%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,853,525	$ 305,816
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	4,869,230	121,974
American Funds Insurance Series – International Fund, Class 1	6,114,029	121,792
Total growth funds (cost: $500,409,000)		549,582
Growth-and-income funds 30.38%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,806,954	245,251
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	8,900,750	122,118
Total growth-and-income funds (cost: $343,476,000)		367,369
Fixed income funds 20.49%
American Funds Insurance Series – Bond Fund, Class 1	22,856,116	247,760
Total fixed income funds (cost: $247,781,000)		247,760
Short-term securities 3.73%
Government Cash Management Fund	45,089,010	45,089
Total short-term securities (cost: $45,089,000)		45,089
Total investment securities 100.06% (cost: $1,136,755,000)		1,209,800
Other assets less liabilities (0.06)%		(696)
Net assets 100.00%		$1,209,104
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2019[2] (000)	Unrealized appreciation at 3/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	423	June 2019	$42,300	$48,995	$138
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Growth funds 45.46%
American Funds Insurance Series – Growth Fund, Class 1	3,900,112	121,556	168,143	3,853,525	$1,429	$ 34,486	$ —	$ 305,816
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	4,924,077	89,819	144,666	4,869,230	(379)	16,483	—	121,974
American Funds Insurance Series – International Fund, Class 1	6,058,851	143,959	88,781	6,114,029	(83)	13,809	—	121,792
								549,582
Growth-and-income funds 30.38%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,765,212	137,070	95,328	4,806,954	(32)	26,688	—	245,251
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	8,642,917	374,887	117,054	8,900,750	(54)	11,753	—	122,118
								367,369
Fixed income funds 20.49%
American Funds Insurance Series – Bond Fund, Class 1	21,057,734	2,313,110	514,728	22,856,116	(87)	8,272	—	247,760
Total 96.33%					$ 794	$111,491	$—	$1,164,711
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 10

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
March 31, 2019
unaudited
Growth funds 15.16%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,055,346	$ 163,112
Total growth funds (cost: $145,136,000)		163,112
Growth-and-income funds 40.41%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,263,230	217,510
American Funds Insurance Series – Global Growth and Income Fund, Class 1	14,845,165	217,333
Total growth-and-income funds (cost: $400,851,000)		434,843
Equity-income and Balanced funds 25.23%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	26,939,900	271,554
Total equity-income and balanced funds (cost: $264,904,000)		271,554
Fixed income funds 15.17%
American Funds Insurance Series – Bond Fund, Class 1	7,541,344	81,748
American Funds Insurance Series – Global Bond Fund, Class 1	6,961,793	81,523
Total fixed income funds (cost: $163,379,000)		163,271
Short-term securities 4.09%
Government Cash Management Fund	44,018,712	44,019
Total short-term securities (cost: $44,019,000)		44,019
Total investment securities 100.06% (cost: $1,018,289,000)		1,076,799
Other assets less liabilities (0.06)%		(602)
Net assets 100.00%		$1,076,197
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2019[2] (000)	Unrealized appreciation at 3/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	414	June 2019	$41,400	$47,953	$135
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Growth funds 15.16%
American Funds Insurance Series – Growth Fund, Class 1	2,122,993	42,463	110,110	2,055,346	$ 820	$ 18,585	$ —	$ 163,112
Growth-and-income funds 40.41%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,331,416	65,748	133,934	4,263,230	239	23,726	—	217,510
American Funds Insurance Series – Global Growth and Income Fund, Class 1	15,008,970	301,295	465,100	14,845,165	531	23,461	—	217,333
								434,843
Equity-income and Balanced funds 25.23%
American Funds Insurance Series – Capital Income Builder, Class 1	25,927,865	1,209,672	197,637	26,939,900	59	18,595	2,120	271,554
Fixed income funds 15.17%
American Funds Insurance Series – Bond Fund, Class 1	7,154,050	536,918	149,624	7,541,344	(46)	2,780	—	81,748
American Funds Insurance Series – Global Bond Fund, Class 1	6,567,342	553,526	159,075	6,961,793	49	1,908	—	81,523
								163,271
Total 95.97%					$1,652	$89,055	$2,120	$1,032,780
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 10

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
March 31, 2019
unaudited
Growth funds 25.45%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	1,832,927	$ 54,658
American Funds Insurance Series – International Fund, Class 1	1,824,824	36,351
Total growth funds (cost: $86,105,000)		91,009
Growth-and-income funds 20.38%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	4,976,730	72,859
Total growth-and-income funds (cost: $70,466,000)		72,859
Asset allocation funds 10.13%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,553,967	36,239
Total asset allocation funds (cost: $34,787,000)		36,239
Equity-income and Balanced funds 25.40%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,145,889	90,824
Total equity-income and balanced funds (cost: $85,581,000)		90,824
Fixed income funds 15.26%
American Funds Insurance Series – Global Bond Fund, Class 1	4,658,319	54,549
Total fixed income funds (cost: $54,674,000)		54,549
Short-term securities 3.44%
Government Cash Management Fund	12,278,469	12,278
Total short-term securities (cost: $12,278,000)		12,278
Total investment securities 100.06% (cost: $343,891,000)		357,758
Other assets less liabilities (0.06)%		(202)
Net assets 100.00%		$357,556
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2019[2] (000)	Unrealized appreciation at 3/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	118	June 2019	$11,800	$13,668	$38
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Growth funds 25.45%
American Funds Insurance Series – Global Growth Fund, Class 1	1,885,673	15,909	68,655	1,832,927	$ 153	$ 7,475	$ —	$ 54,658
American Funds Insurance Series – International Fund, Class 1	1,821,293	24,803	21,272	1,824,824	8	4,126	—	36,351
								91,009
Growth-and-income funds 20.38%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	4,971,241	76,006	70,517	4,976,730	98	7,966	—	72,859
Asset allocation funds 10.13%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,504,731	56,757	7,521	1,553,967	12	3,092	—	36,239
Equity-income and Balanced funds 25.40%
American Funds Insurance Series – Global Balanced Fund, Class 1	6,949,481	229,822	33,414	7,145,889	45	7,278	—	90,824
Fixed income funds 15.26%
American Funds Insurance Series – Global Bond Fund, Class 1	4,381,941	364,919	88,541	4,658,319	(10)	1,319	—	54,549
Total 96.62%					$306	$31,256	$—	$345,480
[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 9 of 10

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $400,162,000, $355,986,000 and $145,718,000, respectively.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At March 31, 2019, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
INGEFPX-875-0519O-S66016	American Funds Insurance Series — Portfolio Series — Page 10 of 10